Intellectual Property (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intellectual Property
Patents	$ 3,068,995	$ 3,068,995	$ 3,068,995
Less: accumulated amortization	(852,499)	(750,199)	(536,533)
License, net	$ 2,216,496	$ 2,318,796	$ 2,532,462